Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Segment Reporting
Revenues and Other Financial Information by Business Segment

	Three Months Ended
	April 30,	April 30,
	2020	2019
Revenues
Southwest	$24.4	$58.0
Rocky Mountains	33.8	48.6
Northeast/Mid-Con	24.8	39.2
Total revenues	83.0	145.8
Operating (loss) earnings(1)(2)
Southwest	(100.4)	(4.0)
Rocky Mountains	(37.8)	2.9
Northeast/Mid-Con	(97.4)	3.5
Total operating (loss) earnings	(235.6)	2.4
Interest expense	7.4	7.1
Loss before income taxes	$(243.0)	$(4.7)
(1)

Operating (loss) earnings include an allocation of employee benefits and general and administrative costs primarily based on each segment’s percentage of total revenues for the three months ended April 30, 2020 and 2019.

(2)

Operating loss for the three month period ended April 30, 2020 includes a goodwill and long-lived asset impairment charge of $208.7, of which $91.3 was attributable to the Southwest segment, $28.3 was attributable to the Rocky Mountains segment and $89.1 was attributable to the Northeast/Mid-Con segment.

	Year Ended January 31, 2020
	Southwest	Rocky Mountains	Northeast/Mid-Con	Total
Revenues	$177.9	$216.4	$149.7	$544.0
Operating (loss) earnings(1)(2)	(54.3)	10.1	(31.5)	(75.7)
Total assets(1)	203.6	233.5	186.3	623.4
Goodwill	—	28.3	—	28.3
Capital expenditures(1)	19.5	24.2	27.1	70.8
Depreciation and amortization	21.0	21.0	22.1	64.1

	Year Ended January 31, 2019
	Southwest	Rocky Mountains	Northeast/Mid-Con	Total
Revenues	$186.2	$179.7	$129.4	$495.3
Operating earnings(1)(3)	3.2	5.5	13.4	22.1
Total assets(1)	319.9	208.0	144.9	672.8
Goodwill	22.1	13.2	7.9	43.2
Capital expenditures(1)	55.0	17.2	11.8	84.0
Depreciation and amortization	12.5	15.4	13.6	41.5

	Year Ended January 31, 2018
	Southwest	Rocky Mountains	Northeast/Mid-Con	Total
Revenues	$109.5	$127.0	$84.0	$320.5
Operating loss(1)(4)	(12.8)	(0.8)	(10.4)	(24.0)
Total assets(1)	68.8	124.9	80.1	273.8
Capital expenditures(1)	12.9	25.3	11.2	49.4
Depreciation and amortization	10.1	12.1	11.3	33.5

(1)

Administrative-level assets, capital expenditures and depreciation and amortization have been allocated to the above segments based on each segment’s pro rata share of the respective consolidated financial statement line item. Operating expenses have been allocated to the above segments based on each segment’s pro rata share of revenues.

(2)

For the year ended January 31, 2020, operating (loss) earnings includes a goodwill impairment charge of $47.0, of which $22.4 was attributable to the Southwest segment and $24.6 was attributable to the Northeast/Mid-Con segment.

(3)

For the year ended January 31, 2019, cost of sales and SG&A expense include $0.4 and $30.2, respectively, of costs primarily associated with the completion of the merger of the Aerospace Solutions business of KLX Inc. with The Boeing Company, the Spin-Off of the energy services business into an independent public company, including $10.7 of non-cash compensation expense related to the acceleration of unvested shares held by the Company’s employees, the amendment of the $100.0 asset based lending facility due to the issuance of $250.0 of Notes and the acquisition of Motley.

(4)

For the year ended January 31, 2018, cost of sales and SG&A expense include $0.3 and $3.3, respectively, of costs primarily associated with KLX’s strategic alternatives review and also a restructuring of the Eagle Ford region, which was the Company’s only unprofitable region.

Schedule of revenues by service offering by reportable segment

	Three Months Ended
	April 30, 2020				April 30, 2019
		Rocky	Northeast			Rocky	Northeast
	Southwest	Mountains	/Mid-Con	Total	Southwest	Mountains	/Mid-Con	Total
Completion revenues	$16.0	$19.8	$14.1	$49.9	$40.6	$27.5	$18.3	$86.4
Intervention revenues	5.5	6.5	7.0	19.0	10.2	10.6	8.6	29.4
Production revenues	2.9	7.5	3.7	14.1	7.2	10.5	12.3	30.0
Total revenues	$24.4	$33.8	$24.8	$83.0	$58.0	$48.6	$39.2	$145.8

	Year Ended January 31, 2020
		Rocky	Northeast
	Southwest	Mountains	/Mid-Con	Total
Completion revenues	$122.9	$122.4	$70.6	$315.9
Intervention revenues	34.3	45.8	45.9	126.0
Production revenues	20.7	48.2	33.2	102.1
Total revenues	$177.9	$216.4	$149.7	$544.0

	Year Ended January 31, 2019
		Rocky	Northeast
	Southwest	Mountains	/Mid-Con	Total
Completion revenues	$117.6	$91.6	$64.7	$273.9
Intervention revenues	42.3	42.1	31.3	115.7
Production revenues	26.3	46.0	33.4	105.7
Total revenues	$186.2	$179.7	$129.4	$495.3

	Year Ended January 31, 2018
		Rocky	Northeast
	Southwest	Mountains	/Mid-Con	Total
Completion revenues	$62.8	$52.2	$39.6	$154.6
Intervention revenues	30.9	42.0	22.7	95.6
Production revenues	15.8	32.8	21.7	70.3
Total revenues	$109.5	$127.0	$84.0	$320.5

Capital Expenditures by Reportable Segment

	Three Months Ended
	April 30,	April 30,
	2020	2019
Southwest	$1.5	$5.4
Rocky Mountains	2.2	11.5
Northeast/Mid-Con	1.1	12.7
	$4.8	$29.6

Total Assets by Reportable Segment

	April 30,	January 31,
	2020(1)	2020
Southwest	$76.9	$203.6
Rocky Mountains	247.6	233.5
Northeast/Mid-Con	53.7	186.3
	$378.2	$623.4

Goodwill by Reportable Segment

	April 30,	January 31,
	2020	2020
Southwest	$—	$—
Rocky Mountains(1)	—	28.3
Northeast/Mid-Con	—	—
	$—	$28.3

See Note 5 for a discussion of the goodwill impairment charge recorded during the three months ended April 30, 2020.